FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Credit risk exposure
Total financial assets	$ 90,721
Credit risk | Due
Credit risk exposure
Total financial assets	23,598
Credit risk | Not due
Credit risk exposure
Total financial assets	67,123
Cash and cash equivalent | Credit risk
Credit risk exposure
Total financial assets	40,052
Cash and cash equivalent | Credit risk | Not due
Credit risk exposure
Total financial assets	40,052
Investments | Credit risk
Credit risk exposure
Total financial assets	8,373
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	8,373
Trade receivables, net | Credit risk
Credit risk exposure
Total financial assets	37,734
Trade receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	23,546
Trade receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	14,188
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	4,562
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	52
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	4,510
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	$ 23,546	$ 24,501